Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of share option activities

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	share	exercise	grant date	contractual	intrinsic
	options	price	fair value	life	value
		US$	US$	years	US$’000
At January 1, 2021	432,102	10.56	N/A	4.28	4,578
Exercised	(117,788)	5.61	N/A	N/A	N/A
At December 31, 2021	314,314	12.41	N/A	3.31	1,601
Vested and expected to vest at December 31, 2021	312,876	4.90	15.25	3.73	1,601
Exercisable to vest at December 31, 2021	314,204	4.95	15.23	3.73	1,601
At January 1, 2022	314,314	12.41	N/A	3.31	1,601
Exercised	(25,341)	2.69	N/A	N/A	N/A
Forfeited	(14,143)	19.95	N/A	N/A	N/A
At December 31, 2022	274,830	12.92	N/A	2.69	17
Vested and expected to vest at December 31, 2022	273,392	4.33	15.37	2.69	17
Exercisable to vest at December 31, 2022	274,720	4.39	15.35	2.69	17
At January 1, 2023	274,830	12.92	N/A	2.69	17
Forfeited	(780)	5.37	N/A	N/A	N/A
At December 31, 2023	274,050	12.95	N/A	1.69	16
Vested and expected to vest at December 31, 2023	272,612	4.33	15.38	1.69	16
Exercisable to vest at December 31, 2023	273,940	4.39	15.35	1.69	16

Schedule of RSUs activity

		Weighted
		average
	Number of	grant date
	RSUs	fair value
At January 1, 2021	634,505	8.11
Granted (with a vesting period of 0 to 4 years)	716,265	15.73
Vested	(1,049,007)	11.32
Forfeited/expired (Note (ii))	(74,186)	12.73
At December 31, 2021	227,577	17.65
Expected to vest at December 31, 2021	209,878	19.07

At January 1, 2022	227,577	17.65
Granted (with a vesting period of 0 to 4 years)	301,850	5.62
Vested	(414,314)	8.78
Forfeited/expired (Note (ii))	(4,650)	12.53
At December 31, 2022	110,463	18.26
Expected to vest at December 31, 2022	92,900	17.91

At January 1, 2023	110,463	18.26
Granted (with a vesting period of 0 to 4 years)	762,510	0.73
Vested	(208,558)	5.32
Forfeited/expired (Note (ii))	(3,875)	24.25
At December 31, 2023	660,540	2.07
Expected to vest at December 31, 2023	639,362	1.12

Note:

(i)	All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the years ended December 31, 2021, 2022 and 2023 were US$11,965, US$3,794 and US$1,082 respectively.
(ii)	Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon iClick Cayman’s expected forfeitures for RSUs granted, the directors of iClick Cayman estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2021, 2022 and 2023, respectively.

Schedule of compensation costs recognized

	For the years ended December 31,
	2021	2022	2023
Cost of revenues	12	18	7
Research and development	221	337	148
Sales and marketing	9,991	1,743	612
General and administrative	3,275	1,696	315
Total	13,499	3,794	1,082